                           OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                          Supplement dated January 1, 2003 to the
                Statement of Additional Information dated November 27, 2002

The Statement of Additional Information is changed as follows:

      The section titled "Independent Trustees" beginning on page 29, is changed as follows:

      The reference to Leon Levy as Chairman of the Board and Trustee should be deleted and the reference to Clayton Yeutter should be changed to add the title Chairman of the Board.

January 1, 2003                                             395PX011

                          OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                          Supplement dated January 1, 2003 to the
                Statement of Additional Information dated November 27, 2002

The Statement of Additional Information is changed as follows:

      The section titled "Independent Trustees" beginning on page 32, is changed as follows:

      The reference to Leon Levy as Chairman of the Board and Trustee should be deleted and the reference to Clayton Yeutter should be changed to add the title Chairman of the Board.

January 1, 2003                                             740PX013

                         OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                          Supplement dated January 1, 2003 to the
                Statement of Additional Information dated November 27, 2002

The Statement of Additional Information is changed as follows:

      The section titled "Independent Trustees" beginning on page 29, is changed as follows:

      The reference to Leon Levy as Chairman of the Board and Trustee should be deleted and the reference to Clayton Yeutter should be changed to add the title Chairman of the Board.

January 1, 2003                                             795PX016